Shareholders' Equity (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended		12 Months Ended					0 Months Ended								0 Months Ended
	Mar. 16, 2011	Mar. 14, 2011 item	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 16, 2011 Maximum [Member]	Dec. 31, 2010 Maximum [Member]	Apr. 14, 2011 Class A Shares Of Common Stock [Member]	Mar. 16, 2011 Class A Shares Of Common Stock [Member]	Dec. 31, 2012 Class A Shares Of Common Stock [Member]	Dec. 31, 2011 Class A Shares Of Common Stock [Member]	Mar. 14, 2011 Class A Shares Of Common Stock [Member]	Dec. 31, 2010 Class A Shares Of Common Stock [Member]	Mar. 16, 2011 Class A Shares Of Common Stock [Member] Maximum [Member]	Dec. 31, 2010 Class A Shares Of Common Stock [Member] Maximum [Member]	Mar. 16, 2011 Class B Shares Of Common Stock [Member]	Dec. 31, 2012 Class B Shares Of Common Stock [Member]	Dec. 31, 2011 Class B Shares Of Common Stock [Member]	Mar. 14, 2011 Class B Shares Of Common Stock [Member]	Dec. 31, 2010 Class B Shares Of Common Stock [Member]	Mar. 16, 2011 Class B Shares Of Common Stock [Member] Maximum [Member]	Dec. 31, 2010 Class B Shares Of Common Stock [Member] Maximum [Member]
Common stock, shares authorized						500,000,000	400,000			420,000,000	420,000,000			420,000,000	240,000		80,000,000	80,000,000			80,000,000	160,000
Common stock, par value					$ 1,000
Common stock, shares issued		241,882,966	209,529,412					9,529,412		129,529,412	129,529,412	145,129,780	234,000				80,000,000	80,000,000	96,753,186	156,000
Common stock, shares outstanding		241,882,966		209,529,412						129,529,412	129,529,412	145,129,780					80,000,000	80,000,000	96,753,186
Proceeds from issuance of common stock					$ 377,546			$ 152,281
Stock split denominator amount		620.21
Shares of stock distributed with stock split		241,492,966
Stock redemption, shares	41,882,966								25,129,780							16,753,186
Stock issuance price per share								$ 17.00
Number of votes per share										1							5
Common stock dividends declared			$ 50,036	$ 50,027	$ 40,000